SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-34494)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 101
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and
REGISTRATION STATEMENT
(NO. 811-06093)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 102
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VANGUARD INSTITUTIONAL INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on March 7, 2025, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on [date] pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on [date] pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 101 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 102 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Institutional Index Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 7, 2025, the pending effective date of the Trust’s 99th Post-Effective Amendment. By way of further background:

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Post-Effective Amendment No. 99 was filed under Rule 485(b)(1)(iii) on January 8, 2025, for the sole purpose of delaying, until February 7, 2025, the pending effective date of the Trust’s 98th Post-Effective Amendment.

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Post-Effective Amendment No. 98 was filed under Rule 485(b)(1)(iii) on December 12, 2024, for the sole purpose of delaying, until January 10, 2025, the pending effective date of the Trust’s 96th Post-Effective Amendment.

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Post-Effective Amendment No. 96 was filed under Rule 485(b)(1)(iii) on November 14, 2024, for the sole purpose of delaying, until December 13, 2024, the pending effective date of the Trust’s 95th Post-Effective Amendment.

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Post-Effective Amendment No. 95 was filed under Rule 485(b)(1)(iii) on October 17, 2024, for the sole purpose of delaying, until November 15, 2024, the pending effective date of the Trust’s 94th Post-Effective Amendment.

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Post-Effective Amendment No. 94 was filed under Rule 485(b)(1)(iii) on September 19, 2024, for the sole purpose of delaying, until October 18, 2024, the pending effective date of the Trust’s 93rd Post-Effective Amendment.

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Post-Effective Amendment No. 93 was filed under Rule 485(b)(1)(iii) on August 22, 2024, for the sole purpose of delaying, until September 20, 2024, the pending effective date of the Trust’s 92nd Post-Effective Amendment.

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Post-Effective Amendment No. 92 was filed under Rule 485(b)(1)(iii) on July 25, 2024, for the sole purpose of delaying, until August 23, 2024, the pending effective date of the Trust’s 91st Post-Effective Amendment.

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Post-Effective Amendment No. 91 was filed under Rule 485(b)(1)(iii) on June 27, 2024, for the sole purpose of delaying, until July 26, 2024, the pending effective date of the Trust’s 90th Post-Effective Amendment.

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Post-Effective Amendment No. 90 was filed under Rule 485(b)(1)(iii) on May 30, 2024, for the sole purpose of delaying, until June 28, 2024, the pending effective date of the Trust’s 89th Post-Effective Amendment.

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Post-Effective Amendment No. 89 was filed under Rule 485(b)(1)(iii) on May 2, 2024, for the sole purpose of delaying, until May 31, 2024, the pending effective date of the Trust’s 87th Post-Effective Amendment.

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Post-Effective Amendment No. 87 was filed under Rule 485(b)(1)(iii) on April 4, 2024, for the sole purpose of delaying, until May 3, 2024, the pending effective date of the Trust’s 86th Post-Effective Amendment.

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Post-Effective Amendment No. 86 was filed under Rule 485(b)(1)(iii) on March 7, 2024, for the sole purpose of delaying, until April 5, 2024, the pending effective date of the Trust’s 85th Post-Effective Amendment.

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Post-Effective Amendment No. 85 was filed under Rule 485(b)(1)(iii) on February 8, 2024, for the sole purpose of delaying, until March 8, 2024, the pending effective date of the Trust’s 84th Post-Effective Amendment.

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Post-Effective Amendment No. 84 was filed under Rule 485(b)(1)(iii) on January 11, 2024, for the sole purpose of delaying, until February 9, 2024, the pending effective date of the Trust’s 83rd Post-Effective Amendment.

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Post-Effective Amendment No. 83 was filed under Rule 485(b)(1)(iii) on December 14, 2023, for the sole purpose of delaying, until January 12, 2024, the pending effective date of the Trust’s 82nd Post-Effective Amendment.

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Post-Effective Amendment No. 82 was filed under Rule 485(b)(1)(iii) on November 16, 2023, for the sole purpose of delaying, until December 15, 2023, the pending effective date of the Trust’s 81st Post-Effective Amendment.

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Post-Effective Amendment No. 81 was filed under Rule 485(b)(1)(iii) on October 19, 2023, for the sole purpose of delaying, until November 17, 2023, the pending effective date of the Trust’s 80th Post-Effective Amendment.

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Post-Effective Amendment No. 80 was filed under Rule 485(a)(2) on July 21, 2023, to register shares of Vanguard Extended Market Index Fund, a new series of the Trust (the “Acquiring Fund”), in connection with a reorganization of a predecessor fund (Vanguard Extended Market Index Fund, a series of Vanguard Index Funds) with and into the Acquiring Fund. The Acquiring Fund is identical in management to the predecessor fund, and the investment objective, strategies, and policies remain unchanged. Post-Effective Amendment No. 80 originally requested that the Amendment become effective on October 20, 2023.

This Post-Effective Amendment No. 101 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 6th day of February, 2025.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer	February 6, 2025

Salim Ramji
/s/ Tara Bunch*	Trustee	February 6, 2025

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	February 6, 2025

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	February 6, 2025

F. Joseph Loughrey
/s/ Mark Loughridge*	Independent Chair	February 6, 2025

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	February 6, 2025

Scott C. Malpass
/s/ Lubos Pastor*	Trustee	February 6, 2025

Lubos Pastor
/s/ André F. Perold*	Trustee	February 6, 2025

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	February 6, 2025

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	February 6, 2025

Grant Reid
/s/ David Thomas*	Trustee	February 6, 2025

David Thomas
/s/ Peter F. Volanakis*	Trustee	February 6, 2025

Peter F. Volanakis
Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	February 6, 2025

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023), and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.